Deposits - Summary of Deposits and Components (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Deposits [Line items]
Deposit	$ 723,376	$ 697,572
Purchased notes, net	1,600	3,000
Business And Government Deposits [member]
Disclosure Of Deposits [Line items]
Deposit	412,561	397,188
Deposits structured liabilities	14,600	10,600
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposit	370,798
Payable on fixed date [member] | Business And Government Deposits [member]
Disclosure Of Deposits [Line items]
Deposit	213,130
Payable on fixed date [member] | Bank recapitalization (bail-in) conversion regulations [member]
Disclosure Of Deposits [Line items]
Deposit	60,800	55,100
Denominated in U.S. dollars [member]
Disclosure Of Deposits [Line items]
Deposit	258,400	243,300
Denominated in other foreign currencies [member]
Disclosure Of Deposits [Line items]
Deposit	$ 53,600	$ 53,100